Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	October 2021
Payment Date	11/15/2021
Transaction Month	24
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,424,799,288.20	51,620		57.1 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$254,050,000.00	1.84512%		December 15, 2020
Class A-2a Notes	$357,580,000.00	1.88%		July 15, 2022
Class A-2b Notes	$75,000,000.00	0.28025%	*	July 15, 2022
Class A-3 Notes	$432,470,000.00	1.87%		March 15, 2024
Class A-4 Notes	$130,990,000.00	1.93%		April 15, 2025
Class B Notes	$39,480,000.00	2.13%		May 15, 2025
Class C Notes	$26,320,000.00	2.25%		May 15, 2026
Total	$1,315,890,000.00
		* One-month LIBOR + 0.19%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,257,963.29

Principal:
Principal Collections	$16,611,994.59
Prepayments in Full	$10,342,311.90
Liquidation Proceeds	$37,386.75
Recoveries	$144,059.10
Sub Total	$27,135,752.34
Collections	$28,393,715.63

Purchase Amounts:
Purchase Amounts Related to Principal	$267,051.93
Purchase Amounts Related to Interest	$643.41
Sub Total	$267,695.34

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$28,661,410.97

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	October 2021
Payment Date	11/15/2021
Transaction Month	24
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$28,661,410.97
Servicing Fee	$476,863.39	$476,863.39	$0.00	$0.00	$28,184,547.58
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$28,184,547.58
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$28,184,547.58
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$28,184,547.58
Interest - Class A-3 Notes	$469,259.22	$469,259.22	$0.00	$0.00	$27,715,288.36
Interest - Class A-4 Notes	$210,675.58	$210,675.58	$0.00	$0.00	$27,504,612.78
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$27,504,612.78
Interest - Class B Notes	$70,077.00	$70,077.00	$0.00	$0.00	$27,434,535.78
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$27,434,535.78
Interest - Class C Notes	$49,350.00	$49,350.00	$0.00	$0.00	$27,385,185.78
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$27,385,185.78
Regular Principal Payment	$24,776,118.57	$24,776,118.57	$0.00	$0.00	$2,609,067.21
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,609,067.21
Residual Released to Depositor	$0.00	$2,609,067.21	$0.00	$0.00	$0.00
Total		$28,661,410.97

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$24,776,118.57
Total					$24,776,118.57

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$24,776,118.57	$57.29	$469,259.22	$1.09	$25,245,377.79	$58.38
Class A-4 Notes	$0.00	$0.00	$210,675.58	$1.61	$210,675.58	$1.61
Class B Notes	$0.00	$0.00	$70,077.00	$1.78	$70,077.00	$1.78
Class C Notes	$0.00	$0.00	$49,350.00	$1.88	$49,350.00	$1.88
Total	$24,776,118.57	$18.83	$799,361.80	$0.61	$25,575,480.37	$19.44

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	October 2021
Payment Date	11/15/2021
Transaction Month	24

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$301,128,911.26	0.6963001	$276,352,792.69	0.6390103
Class A-4 Notes	$130,990,000.00	1.0000000	$130,990,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$497,918,911.26	0.3783895	$473,142,792.69	0.3595611

Pool Information
Weighted Average APR	2.710%	2.705%
Weighted Average Remaining Term	38.53	37.69
Number of Receivables Outstanding	29,068	28,300
Pool Balance	$572,236,067.26	$544,919,157.30
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$529,530,655.34	$504,344,783.12
Pool Factor	0.4016257	0.3824533

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,289,743.29
Yield Supplement Overcollateralization Amount	$40,574,374.18
Targeted Overcollateralization Amount	$71,776,364.61
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$71,776,364.61

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,289,743.29
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,289,743.29
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,289,743.29

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	October 2021
Payment Date	11/15/2021
Transaction Month	24
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		51	$58,164.79
(Recoveries)		32	$144,059.10
Net Loss for Current Collection Period			$(85,894.31)
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			-0.1801%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.1749%
Second Prior Collection Period			0.0778%
Prior Collection Period			-0.2561%
Current Collection Period			-0.1845%
Four Month Average (Current and Prior Three Collection Periods)			-0.0470%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,993	$5,786,540.48
(Cumulative Recoveries)			$1,383,451.03
Cumulative Net Loss for All Collection Periods			$4,403,089.45
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3090%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,903.43
Average Net Loss for Receivables that have experienced a Realized Loss			$2,209.28

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.81%	195	$4,402,954.20
61-90 Days Delinquent	0.09%	21	$467,635.67
91-120 Days Delinquent	0.01%	3	$73,767.79
Over 120 Days Delinquent	0.05%	9	$283,897.40
Total Delinquent Receivables	0.96%	228	$5,228,255.06

Repossession Inventory:
Repossessed in the Current Collection Period		7	$170,339.14
Total Repossessed Inventory		13	$327,814.96

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1001%
Prior Collection Period			0.1135%
Current Collection Period			0.1166%
Three Month Average			0.1101%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.40%
37+	3.70%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1515%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	October 2021
Payment Date	11/15/2021
Transaction Month	24

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	80	$1,992,251.95
2 Months Extended	103	$2,532,770.37
3+ Months Extended	11	$228,789.95

Total Receivables Extended	194	$4,753,812.27

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2021

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer